Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Aging of Trade Receivables
The aging of trade receivables is as follows:

	2023	2022
	$	$
Not past due	26,161	20,701
1-30 days past due	4,727	5,258
31-60 days past due	2,757	1,057
61-90 days past due	941	542
91-120 days past due	284	174
Greater than 120 days past due	2,538	2,115
	37,408	29,847
Less: provision for expected credit losses	1,053	719
	36,355	29,128

Schedule of Changes in the Provision for Expected Credit Losses	Changes in the provision for expected credit losses was as follows:

	2023	2022
	$	$
Balance - January 1	719	1,007
Write-offs	(1,667)	(663)
Expected credit losses	2,001	375
Balance - December 31	1,053	719

Schedule of Foreign Currency Risk	The net carrying value of these US denominated balances held in entities with Euro and Canadian dollars as their functional currency as at December 31, 2023 and 2022 presented in US dollars is as follows:

	2023		2022
	EUR	CAD	EUR	CAD
	$	$	$	$
Cash and cash equivalents	520	30,358	586	185,343
Trade and other receivables	783	1,692	1,096	1,615
Trade and other payables	(143)	(2,028)	(166)	(1,748)
	1,160	30,022	1,516	185,210

Sensitivity Analysis for Foreign Currency Risk
A 1% strengthening of the above currencies against the US dollar would have a corresponding increase (decrease) in net income (loss) by the amounts shown below. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	EUR	CAD	Total
	$	$	$
2023	12	300	312
2022	15	1,852	1,867